Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Changes in liabilities arising from financing activities	32 Changes in liabilities arising from financing activities

Changes in liabilities arising from financing activities
	Debt securities in issue		Subordinated Loans		Lease liabilities		Total Liabilities from financing activities
in EUR million	2023	2022	2023	2022	2023	2022	2023	2022
Opening balance	95,918	91,784	15,786	16,715	1,174	1,220	112,878	109,719
Cashflows:
Additions	116,436	92,707	2,225	983			118,661	93,690
Redemptions / Disposals	-90,574	-82,844	-2,894	-1,090	-291	-296	-93,758	-84,230
Non cash changes:
Amortisation	764	312	34	30	28	15	826	357
Other	502	39	12	7	256	239	769	285
Changes in unrealised revaluations	2,680	-7,658	473	-1,470			3,153	-9,127
Foreign exchange movement	-1,057	1,577	-235	611	-4	-4	-1,296	2,185
Closing balance	124,670	95,918	15,401	15,786	1,162	1,174	141,233	112,878
Part of Debt securities in issue and subordinated loans are subject to fair value hedge accounting. Hence, changes in unrealised revaluations represent fair value adjustments to the hedged item attributable to the hedged interest rate risk. Reference is made to the paragraph 'fair value hedge accounting' in Note 36
'Derivatives and hedge accounting'.